Income Taxes - Summary of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 315	$ 296	$ 323
Additions for tax positions related to prior year	77	25	32
Additions for tax positions related to current year	9	8	10
Reductions for tax positions for prior years	(204)	(4)	(63)
Settlements	(21)	(4)	(1)
Lapse of statute of limitations	(2)	(2)	(2)
Currency translation adjustment	0	(4)	(3)
Balance at end of year	$ 174	$ 315	$ 296